SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2021
SHARE-BASED COMPENSATION
Schedule of stock options activity

The following table sets forth the stock options activity for the years ended December 31, 2018 and 2019, the three months ended March 31,2020, and the fiscal year ended March 31, 2021:

			Weighted
		Weighted-	average		Weighted
		average	remaining	Aggregate	average fair
	Number of	exercise	contractual	intrinsic	value of
	shares	price	term	value	options
		US$	YEARS	US$’000	US$

Outstanding as of December 31, 2017	41,246,160	0.90	7.53	147,427.66	1.10

Granted	25,224,000	2.90	—	—	3.32
Forfeited	(2,822,511)	2.39	—	—	2.32
Exercised	(8,452,649)	0.20	—	—	1.23

Outstanding as of December 31, 2018	55,195,000	1.85	7.74	27,773.18	2.03

Granted	4,247,500	1.36	—	—	0.02
Forfeited	(11,454,468)	2.36	—	—	2.65
Exercised	(6,772,504)	0.03	—	—	0.54
Modified	(5,873,482)	2.82	—	—	2.95

Outstanding as of December 31, 2019	35,342,046	1.81	8.33	31,391.17	1.72

Granted	2,175,300	0.03	—	—	0.49
Forfeited	(5,186,508)	1.14	—	—	2.09

Outstanding as of March 31, 2020	32,330,838	1.79	6.81	25,530.99	1.58

Granted	6,700,665	0.01	—	—	0.39
Forfeited	(9,794,727)	1.17	—	—	2.13
Exercised	(3,482,103)	0.08	—	—	0.59

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Schedule of options granted to Grantees were measured at fair value on the dates of grant

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
Expected volatility	42%-47%	44%~45%	46%~49%	48%~61%
Risk-free interest rate (per annum)	2.49%~2.69%	1.6%~1.9%	0.3%~0.7%	0%~1.4%
Exercise multiple	2.8/2.2	2.8/2.2	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%	0%	0%
Contractual term (in years)	10	10	10	10

Summary of restricted shares activity

The following table sets forth the restricted shares activity for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021:

	Number of	Weighted average
	shares	grant date fair value
		US$
Unvested as of December 31, 2017	—	—

Granted	160,190	1.95
Vested	(26,856)	0.39

Unvested as of December 31, 2018	133,334	2.26

Granted	151,655	1.41
Vested	(184,988)	0.75
Forfeited	(66,667)	2.26

Unvested as of December 31, 2019	33,334	2.26

Granted	50,066	0.51
Vested	(50,066)	0.51

Unvested as of March 31, 2020	33,334	2.26

Granted	275,850	0.45
Vested	(309,184)	0.65

Unvested as of March 31, 2021	—	—